The Gabelli Utility Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 83.5%
	ENERGY AND UTILITIES — 65.1%
	Alternative Energy — 1.2%
700	Brookfield Renewable Corp., Cl. A	$41,020
400	Landis+Gyr Group AG†	21,910
39,050	NextEra Energy Partners LP	2,341,438
13,000	Ormat Technologies Inc.	768,430
10,000	Siemens Gamesa Renewable Energy SA	270,720
500	SolarEdge Technologies Inc.†	119,175
1,200	Vestas Wind Systems A/S	194,649

		3,757,342

	Diversified Industrial — 0.5%
4,000	AECOM†	167,360
2,000	Alstom SA†	99,706
11,000	AZZ Inc.	375,320
11,000	Bouygues SA	382,010
79,000	General Electric Co.	492,170
900	Sulzer AG	72,358

		1,588,924

	Electric Integrated — 39.1%
24,000	ALLETE Inc.	1,241,760
88,200	Alliant Energy Corp.	4,555,530
18,150	Ameren Corp.	1,435,302
55,950	American Electric Power Co. Inc.	4,572,793
3,000	Atlantica Sustainable Infrastructure plc	85,830
58,000	Avangrid Inc.	2,926,680
26,000	Avista Corp.	887,120
1,000	Badger Meter Inc.	65,370
33,000	Black Hills Corp.	1,765,170
2,000	CenterPoint Energy Inc.	38,700
83,150	CMS Energy Corp.	5,106,241
45,500	Dominion Energy Inc.	3,591,315
17,700	DTE Energy Co.	2,036,208
74,700	Duke Energy Corp.	6,615,432
74,000	Edison International	3,762,160
5,000	Emera Inc.	205,400
4,125	Entergy Corp.	406,436
140,500	Evergy Inc.	7,140,210
120,200	Eversource Energy.	10,042,710
105,400	FirstEnergy Corp.	3,026,034
80,000	Hawaiian Electric Industries Inc.	2,659,200
1,800	IDACORP Inc.	143,820
60,000	MGE Energy Inc.	3,759,600
53,000	NextEra Energy Inc.	14,710,680
48,000	NiSource Inc.	1,056,000
72,000	NorthWestern Corp.	3,502,080
184,000	OGE Energy Corp.	5,518,160
50,000	Otter Tail Corp.	1,808,500
34,000	PG&E Corp.†	319,260
66,904	PNM Resources Inc.	2,765,142
1,000	Portland General Electric Co.	35,500

Shares		Market Value
1,000	PPL Corp.	$27,210
32,100	Public Service Enterprise Group Inc.	1,762,611
350	Roper Technologies Inc.	138,289
800	Sempra Energy	94,688
2,900	The Southern Co.	157,238
17,000	Unitil Corp.	656,880
129,700	WEC Energy Group Inc.	12,567,930
151,000	Xcel Energy Inc.	10,420,510

		121,609,699

	Electric Transmission and Distribution — 2.0%
38,000	Consolidated Edison Inc.	2,956,400
66,100	Exelon Corp.	2,363,736
77,000	Iberdrola SA	948,834

		6,268,970

	Environmental Services — 0.3%
4,000	Evoqua Water Technologies Corp.†	84,880
3,000	Fluidra SA†	50,932
2,000	Pentair plc	91,540
3,000	Suez SA	55,592
700	Tetra Tech Inc.	66,850
30,000	Veolia Environnement SA	647,900

		997,694

	Equipment and Supplies — 0.2%
300	Capstone Turbine Corp.†	1,428
500	Danaher Corp.	107,665
16,000	Mueller Industries Inc.	432,960
2,500	Rexnord Corp.	74,600
500	Valmont Industries Inc.	62,090

		678,743

	Global Utilities — 2.8%
8,000	Chubu Electric Power Co. Inc.	97,170
7,595	EDP - Energias de Portugal SA	37,356
125,000	Electric Power Development Co. Ltd.	1,923,624
33,000	Endesa SA	883,317
300,000	Enel SpA	2,609,185
500,000	Hera SpA.	1,847,792
15,000	Hokkaido Electric Power Co. Inc.	64,002
12,000	Hokuriku Electric Power Co.	89,774
3,000	Huaneng Power International Inc., ADR	46,290
35,000	Korea Electric Power Corp., ADR†	304,850
20,000	Kyushu Electric Power Co. Inc.	181,482
10,000	Shikoku Electric Power Co. Inc.	76,234
8,000	The Chugoku Electric Power Co. Inc.	100,052
25,000	The Kansai Electric Power Co. Inc.	241,786
13,000	Tohoku Electric Power Co. Inc.	130,166

		8,633,080

	Merchant Energy — 1.5%
258,000	The AES Corp.(a)	4,672,380

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The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated — 3.4%
117,000	Energy Transfer LP	$634,140
90,000	Kinder Morgan Inc.	1,109,700
110,600	National Fuel Gas Co.	4,489,254
165,000	ONEOK Inc.	4,286,700

		10,519,794

	Natural Gas Utilities — 5.7%
25,800	Atmos Energy Corp.	2,466,222
19,300	Chesapeake Utilities Corp.	1,626,990
30,262	Corning Natural Gas Holding Corp.	499,323
14,000	Engie SA†	187,452
72,000	National Grid plc, ADR	4,160,880
30,000	ONE Gas Inc.	2,070,300
18,000	RGC Resources Inc.	422,100
91,700	Southwest Gas Holdings Inc.	5,786,270
5,300	Spire Inc.	281,960
2,000	UGI Corp.	65,960

		17,567,457

	Natural Resources — 0.9%
3,000	Apache Corp.	28,410
55,000	Cameco Corp.	555,500
10,000	CNX Resources Corp.†	94,400
30,000	Compania de Minas Buenaventura SAA, ADR	366,600
41,000	Exxon Mobil Corp.	1,407,530
4,000	Hess Corp.	163,720
400	Linde plc	95,252
15,000	WPX Energy Inc.†	73,500

		2,784,912

	Services — 1.2%
24,000	ABB Ltd., ADR.	610,800
100,000	Enbridge Inc.	2,920,000
13,000	Sunoco LP	317,070

		3,847,870

	Water — 6.3%
27,000	American States Water Co.	2,023,650
26,500	American Water Works Co. Inc.	3,839,320
24,200	Artesian Resources Corp., Cl. A	834,174
34,000	California Water Service Group	1,477,300
27,000	Essential Utilities Inc.	1,086,750
43,200	Middlesex Water Co.	2,684,880
155,000	Severn Trent plc	4,878,126
38,500	SJW Group	2,343,110
10,000	The York Water Co.	422,700

		19,590,010

	TOTAL ENERGY AND UTILITIES	202,516,875

Shares		Market Value
	COMMUNICATIONS — 14.6%
	Cable and Satellite — 4.2%
3,000	Charter Communications Inc., Cl. A†	$1,873,020
20,000	Cogeco Inc.	1,322,519
68,000	DISH Network Corp., Cl. A†	1,974,040
10,000	EchoStar Corp., Cl. A†	248,900
300,000	ITV plc	261,762
42,421	Liberty Global plc, Cl. A†	891,265
108,771	Liberty Global plc, Cl. C†	2,233,612
11,000	Liberty Latin America Ltd., Cl. A†	90,750
5,380	Liberty Latin America Ltd., Cl. C†	43,793
10,000	Rogers Communications Inc., Cl. B	396,500
100,000	Telenet Group Holding NV	3,885,521

		13,221,682

	Communications Equipment — 0.1%
11,500	Furukawa Electric Co. Ltd.	272,820

	Telecommunications — 6.4%
75,000	AT&T Inc.	2,138,250
6,000	BCE Inc., New York	248,820
6,047	BCE Inc., Toronto	250,772
100,000	BT Group plc, Cl. A	126,945
132,000	CenturyLink Inc.	1,331,880
100,000	Cincinnati Bell Inc.†	1,500,000
5,000	Cogeco Communications Inc.	410,011
70,000	Deutsche Telekom AG	1,172,808
43,000	Deutsche Telekom AG, ADR	724,550
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	31
70,000	Nippon Telegraph & Telephone Corp.	1,427,014
1,000	Orange Belgium SA	16,156
2,000	Orange SA, ADR	20,760
11,800	Orascom Investment Holding, GDR†	1,558
30,000	Pharol SGPS SA†	3,778
4,000	Proximus SA	73,044
2,000	PT Indosat Tbk†	267
115,000	Sistema PJSC FC, GDR	616,400
10,000	SoftBank Group Corp.	613,379
11,000	Sunrise Communications Group AG	1,301,775
1,350	Tele2 AB, Cl. B	19,114
20,000	Telefonica Deutschland Holding AG	51,330
85,000	Telekom Austria AG	600,943
1,200	Telesites SAB de CV†	1,084
7,000	T-Mobile US Inc.†	800,520
300,000	VEON Ltd., ADR	378,000
100,000	Verizon Communications Inc.	5,949,000

		19,778,189

	Wireless Communications — 3.9%
2,500	America Movil SAB de CV, Cl. L, ADR	31,225
5,500	Anterix Inc.†	179,905
2,000	China Mobile Ltd., ADR	64,320

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The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
2,000	China Unicom Hong Kong Ltd., ADR	$13,080
110,000	Millicom International Cellular SA, SDR	3,348,203
1,154	Mobile Telesystems PJSC	5,043
7,250	Mobile TeleSystems PJSC, ADR	63,293
100,000	NTT DOCOMO Inc.	3,683,686
2,000	SK Telecom Co. Ltd., ADR	44,840
400	SmarTone Telecommunications Holdings Ltd.	212
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	287,400
53,500	United States Cellular Corp.†	1,579,855
220,000	Vodafone Group plc, ADR	2,952,400

		12,253,462

	TOTAL COMMUNICATIONS	45,526,153

	OTHER — 3.6%
	Agriculture — 0.0%
3,000	Cadiz Inc.†	29,790

	Diversified Industrial — 0.0%
1,000	Macquarie Infrastructure Corp.	26,890

	Electronics — 0.6%
700	Hubbell Inc.	95,788
3,500	Keysight Technologies Inc.†	345,730
18,000	Sony Corp., ADR	1,381,500

		1,823,018

	Entertainment — 0.5%
50,000	Vivendi SA	1,395,223

	Financial Services — 0.8%
40,000	GAM Holding AG†	77,303
22,000	Kinnevik AB, Cl. A	889,251
38,000	Kinnevik AB, Cl. B	1,547,223

		2,513,777

	Health Care — 0.6%
10,000	Varian Medical Systems Inc.†	1,720,000

	Machinery — 0.5%
180,000	CNH Industrial NV†	1,407,600
1,500	Flowserve Corp.	40,935
8,000	Mueller Water Products Inc., Cl. A	83,120
1,000	Xylem Inc.	84,120

		1,615,775

	Specialty Chemicals — 0.0%
400	Air Products and Chemicals Inc.	119,144

Shares		Market Value
	Transportation — 0.6%
28,500	GATX Corp.	$1,816,875

	TOTAL OTHER	11,060,492

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
	Electric Integrated — 0.2%
20,000	NRG Energy Inc.	614,800

	TOTAL COMMON STOCKS	259,718,320

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.0%
	Energy and Utilities — 0.0%
	Natural Gas Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp. 4.800%, Ser. B, 09/30/26	92,466

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 12/02/20†(c)	91,360

	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
625	Occidental Petroleum Corp., expire 08/03/27†	1,875

	Services — 0.0%
1,425	Weatherford International plc, expire 12/13/23†	185

	TOTAL ENERGY AND UTILITIES	2,060

	TOTAL WARRANTS	93,420

Principal Amount
	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
	Equipment and Supplies — 0.0%
$30,000	Mueller Industries Inc., 6.000%, 03/01/27	30,107

	U.S. GOVERNMENT OBLIGATIONS — 16.5%
51,189,000	U.S. Treasury Bills, 0.080% to 0.150%††, 11/05/20 to 03/25/21(d)	51,180,476

	TOTAL INVESTMENTS — 100.0% (Cost $294,661,555)	$311,114,789

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The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

(a)	Securities, or a portion thereof, with a value of $2,263,750 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	At September 30, 2020, $500,000 of the principal amount was pledged as collateral for current or potential holdings.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

As of September 30, 2020, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized (Depreciation)
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/28/2021	$262,216	$(94,560)	—	$(94,560)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS								$(94,560)

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